Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	AIP Series Trust
Central Index Key	0001561722
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 31, 2015
AIP Dynamic Alpha Capture Fund | Class A
Prospectus:
Trading Symbol	DAFAX
AIP Dynamic Alpha Capture Fund | Class C
Prospectus:
Trading Symbol	DAFCX
AIP Dynamic Alpha Capture Fund | Class I
Prospectus:
Trading Symbol	DAFIX
AIP Dynamic Alpha Capture Fund | Class IS
Prospectus:
Trading Symbol	DAFSX